PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 94.5%
Asset-Backed Securities 3.0%
Cayman Islands 2.6%
HPS Loan Management Ltd., Series 10A-16, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.728%(c)	04/20/34		500	$494,350
Mountain View CLO Ltd., Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.820(c)	10/15/34		250	245,389
					739,739
United States 0.4%
Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.828(c)	07/20/30		129	128,620

Total Asset-Backed Securities (cost $879,263)					868,359
Commercial Mortgage-Backed Securities 3.7%
United Kingdom 0.4%
Taurus DAC, Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	6.470(c)	08/17/31	GBP	94	111,950
United States 3.3%
FHLMC Multifamily Structured Pass-Through Certificates,
Series K111, Class X1, IO	1.571(cc)	05/25/30		397	32,912
Series K113, Class X1, IO	1.380(cc)	06/25/30		1,149	83,737
Series KG03, Class X1, IO	1.378(cc)	06/25/30		1,282	89,520

MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40		250	75,069
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		300	227,219
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month SOFR + 2.314% (Cap N/A, Floor 2.200%)	7.536(c)	01/15/36		100	87,039
Series 2020-01NYP, Class D, 144A, 1 Month SOFR + 2.864% (Cap N/A, Floor 2.750%)	8.086(c)	01/15/36		100	77,085

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	7.736%(c)	05/15/31		100	$91,731
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.836(c)	05/15/31		200	172,511
					936,823

Total Commercial Mortgage-Backed Securities (cost $1,381,109)					1,048,773
Corporate Bonds 23.9%
Belgium 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.900	02/01/46		60	56,892
Brazil 0.4%
Petrobras Global Finance BV, Gtd. Notes	6.625	01/16/34	GBP	100	111,571
Bulgaria 0.3%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	100	92,080
China 1.2%
Agricultural Development Bank of China, Sr. Unsec’d. Notes	3.800	10/27/30	CNH	2,000	293,385
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		54	51,687
					345,072
France 1.5%
Altice France SA,
Sr. Sec’d. Notes	3.375	01/15/28	EUR	100	77,102
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	100	77,103

Iliad Holding SASU, Sr. Sec’d. Notes, 144A	5.125	10/15/26	EUR	100	106,313

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)

La Poste SA, Sr. Unsec’d. Notes, EMTN	1.375%	04/21/32	EUR	100	$91,044
SNCF Reseau, Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	77,962
					429,524
Germany 2.0%
Allianz SE, Jr. Sub. Notes	3.375(ff)	09/18/24(oo)	EUR	200	214,402
Techem Verwaltungsgesellschaft 674 mbH, Sr. Sec’d. Notes	6.000	07/30/26	EUR	88	95,218
TK Elevator Midco GmbH, Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	100	99,780
Volkswagen International Finance NV, Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	150	158,122
					567,522
Hong Kong 0.8%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	100	96,216
Sun Hung Kai Properties Capital Market Ltd., Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	138,879
					235,095
Hungary 0.4%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	1.375	06/24/25	EUR	100	102,515
Iceland 0.4%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	3.788(c)	07/24/26	EUR	100	107,141
India 0.3%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	101,857

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Indonesia 0.3%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unsec’d. Notes, 144A	1.875%	11/05/31	EUR	100	$84,202
Italy 0.7%
Nexi SpA, Sr. Unsec’d. Notes	2.125	04/30/29	EUR	200	189,114
Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.250	12/05/23	CHF	50	56,189
Luxembourg 1.2%
Blackstone Property Partners Europe Holdings Sarl, Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	150	128,927
Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125	09/15/26	EUR	200	206,793
					335,720
Mexico 1.3%
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	199,034
Gtd. Notes, EMTN	4.875	02/21/28	EUR	200	181,261
					380,295
Netherlands 1.3%
Cooperatieve Rabobank UA, Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	100	63,020
OCI NV, Sr. Sec’d. Notes	3.625	10/15/25	EUR	135	143,423
Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375	02/28/30	EUR	200	169,408
					375,851
Peru 0.1%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.963(s)	06/02/25		37	34,581

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Poland 0.8%
Bank Gospodarstwa Krajowego, Gov’t. Gtd. Notes	1.625%	04/30/28	EUR	250	$242,607
Slovenia 0.7%
United Group BV, Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	200	193,029
Spain 0.4%
Cellnex Finance Co. SA, Gtd. Notes, EMTN	2.000	02/15/33	EUR	100	87,268
Codere Finance 2 Luxembourg SA, Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000% (original cost $42,295; purchased 10/09/20 - 09/30/22)(f)	11.000	09/30/26(d)	EUR	36	32,767
					120,035
Supranational Bank 0.3%
European Investment Bank, Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	100	86,300
United Arab Emirates 1.0%
Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, GMTN	2.750	05/02/24	EUR	100	108,155
DP World Ltd., Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	114,669
Emirates NBD Bank PJSC, Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	100	65,366
					288,190
United Kingdom 2.2%
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	100	109,887
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	100	98,657
eG Global Finance PLC,
Sr. Sec’d. Notes	6.250	10/30/25	EUR	92	97,733
Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	92	97,733

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)

Pinewood Finance Co. Ltd., Sr. Sec’d. Notes, 144A	3.250%	09/30/25	GBP	100	$118,068
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.000	04/15/27	GBP	100	117,126
					639,204
United States 5.9%
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	101,557
American Medical Systems Europe BV, Gtd. Notes	1.625	03/08/31	EUR	100	94,670
Amgen, Inc., Sr. Unsec’d. Notes	5.250	03/02/30		35	35,183
AT&T, Inc., Sr. Unsec’d. Notes	3.950	04/30/31	EUR	100	107,337
Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375	09/01/26	EUR	100	104,332
Broadcom, Inc., Gtd. Notes, 144A	3.500	02/15/41		30	22,278
Citigroup, Inc., Sub. Notes	6.174(ff)	05/25/34		10	10,145
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, EMTN, 6 Month EURIBOR + 0.000% (Cap 5.500%, Floor 0.000%)	3.103(c)	08/12/25	EUR	100	106,927
Honeywell International, Inc., Sr. Unsec’d. Notes	3.750	05/17/32	EUR	100	107,504
JPMorgan Chase Bank, NA, Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	100,000	12,861
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		25	21,906
Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.388(s)	01/21/27	ITL(jj)	50,000	23,752
Morgan Stanley,
Sr. Unsec’d. Notes	4.656(ff)	03/02/29	EUR	150	166,821
Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	100	91,867

NRG Energy, Inc., Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		25	24,305
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		5	4,353
Sr. Unsec’d. Notes	2.850	12/15/32		5	4,079
Sr. Unsec’d. Notes	4.875	07/06/30	EUR	100	111,661

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Spectrum Brands, Inc., Gtd. Notes	4.000%	10/01/26	EUR	100	$104,256
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	102,188
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.650	11/21/34	EUR	100	108,125
UGI International LLC, Gtd. Notes, 144A	2.500	12/01/29	EUR	100	84,662
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.250	04/08/30	EUR	100	92,646
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		25	22,526
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		50	47,559
					1,713,500

Total Corporate Bonds (cost $7,879,201)					6,888,086
Residential Mortgage-Backed Securities 0.6%
Spain 0.0%
Retiro Mortgage Securities DAC, Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	5.000(c)	07/30/75	EUR	16	17,282
United States 0.6%
Bellemeade Re Ltd., Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.819(c)	03/25/31		17	17,282
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.319(c)	03/25/42		10	10,534
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	9.069(c)	11/25/50		10	10,349
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	7.669(c)	11/25/50		31	31,359

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)

FHLMC Structured Agency Credit Risk REMIC Trust, Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.969%(c)	04/25/42		30	$30,521
Legacy Mortgage Asset Trust, Series 2020-GS01, Class A1, 144A	5.882(cc)	10/25/59		63	62,783
					162,828

Total Residential Mortgage-Backed Securities (cost $180,023)					180,110
Sovereign Bonds 62.8%
Andorra 0.3%
Andorra International Bond, Sr. Unsec’d. Notes, EMTN	1.250	02/23/27	EUR	100	99,173
Belgium 1.5%
Kingdom of Belgium Government Bond, Sr. Unsec’d. Notes, Series 73, 144A	3.000	06/22/34	EUR	400	432,031
Brazil 1.1%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		325	318,539
Bulgaria 0.8%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes	4.125	09/23/29	EUR	100	109,005
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	115	110,305
					219,310
Canada 0.7%
City of Toronto, Sr. Unsec’d. Notes	3.500	06/02/36	CAD	100	68,446
Province of Nova Scotia, Unsec’d. Notes	3.450	06/01/45	CAD	100	65,308
Province of Saskatchewan, Unsec’d. Notes	2.750	12/02/46	CAD	100	57,786
					191,540

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China 5.1%
China Government Bond,
Sr. Unsec’d. Notes	3.900%	07/04/36	CNH	1,000	$150,977
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	500	76,766
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	2,000	308,898

China Government International Bond, Sr. Unsec’d. Notes	0.250	11/25/30	EUR	100	86,678
Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	6,000	851,825
					1,475,144
Colombia 2.2%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	600	632,580
Croatia 0.7%
Croatia Government International Bond, Sr. Unsec’d. Notes	2.700	06/15/28	EUR	200	212,371
Cyprus 2.1%
Cyprus Government International Bond,
Notes, EMTN	1.500	04/16/27	EUR	200	205,235
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	200	208,440
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	197,241
					610,916
Estonia 0.3%
Estonia Government International Bond, Sr. Unsec’d. Notes	4.000	10/12/32	EUR	75	84,319
Finland 0.7%
Finland Government Bond, Sr. Unsec’d. Notes, 144A	0.500	09/15/27	EUR	200	199,313
France 5.2%
Caisse Francaise de Financement Local, Covered Bonds, EMTN	4.680	03/09/29	CAD	100	75,188

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
France (cont’d.)
French Republic Government Bond OAT,
Bonds(k)	0.000%	05/25/32	EUR	1,145	$975,632
Bonds	0.750	02/25/28	EUR	450	450,216
					1,501,036
Germany 3.9%
Bundesschatzanweisungen,
Bonds(k)	0.200	06/14/24	EUR	270	288,713
Bonds	2.500	03/13/25	EUR	760	826,472
					1,115,185
Greece 2.8%
Hellenic Republic Government Bond,
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	744	665,313
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	110	75,913

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	60	69,963
					811,189
Hong Kong 0.2%
Hong Kong Government International Bond, Sr. Unsec’d. Notes, GMTN	1.000	11/24/41	EUR	100	69,206
Hungary 0.3%
Hungary Government International Bond, Sr. Unsec’d. Notes	1.750	06/05/35	EUR	100	78,226
Indonesia 3.7%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	100	97,983
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	87,233
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	300	302,581
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	210,189
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	140	150,562
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	217,057
					1,065,605

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Israel 0.7%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	1.500%	01/16/29	EUR	200	$195,849
Italy 9.5%
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, Series 26YR, 144A	3.350	03/01/35	EUR	250	254,386
Sr. Unsec’d. Notes, Series 50YR, 144A	2.800	03/01/67	EUR	150	115,111

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	85	80,516
Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.643(s)	02/20/31	EUR	134	109,763
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.375	10/17/24		730	697,239
Sr. Unsec’d. Notes	2.875	10/17/29		200	173,439
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	57,711
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	205	262,390
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	875	972,118
					2,722,673
Japan 2.9%
Japan Bank for International Cooperation, Gov’t. Gtd. Notes	3.125	02/15/28	EUR	100	108,462
Japan Government Five Year Bond, Bonds, Series 153	0.005	06/20/27	JPY	60,000	420,723
Japan Government Ten Year Bond, Bonds, Series 366	0.200	03/20/32	JPY	43,200	295,805
					824,990
Kazakhstan 0.4%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	115	114,901
Latvia 0.3%
Latvia Government International Bond, Sr. Unsec’d. Notes, GMTN	0.250	01/23/30	EUR	100	87,139

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Lithuania 0.7%
Lithuania Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.125%	06/01/32	EUR	100	$95,898
Sr. Unsec’d. Notes, EMTN	2.125	10/22/35	EUR	100	91,705
					187,603
Mexico 1.3%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	100	81,816
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	300	295,252
					377,068
New Zealand 0.1%
New Zealand Local Government Funding Agency Bond, Local Gov’t. Gtd. Notes	2.000	04/15/37	NZD	100	40,834
Peru 1.6%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	100	106,415
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	300	320,222
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	100	27,875
					454,512
Philippines 1.3%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	300	273,805
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	100	97,555
					371,360
Portugal 2.9%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	515	600,775
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	140	165,146
Unsec’d. Notes, 144A	1.000	04/12/52	EUR	105	61,872
					827,793

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania 1.4%
Romania Government Bond, Bonds, Series 10YR	4.150%	10/24/30	RON	100	$19,542
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.125	03/07/28	EUR	120	116,036
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	100	92,208
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	44,248
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	89,614
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	40	33,900
					395,548
Saudi Arabia 0.3%
Saudi Government International Bond, Sr. Unsec’d. Notes	2.000	07/09/39	EUR	125	99,124
Serbia 0.9%
Serbia International Bond, Sr. Unsec’d. Notes	3.125	05/15/27	EUR	250	251,071
Slovakia 0.2%
Slovakia Government Bond, Unsec’d. Notes, Series 242	0.375	04/21/36	EUR	70	49,458
Slovenia 0.2%
Slovenia Government Bond, Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	75	64,332
Spain 5.8%
Autonomous Community of Catalonia, Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	50	64,717
Spain Government Bond,
Bonds, 144A(k)	5.150	10/31/28	EUR	185	222,042
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	25	22,978
Sr. Unsec’d. Notes, 144A(k)	1.000	10/31/50	EUR	310	177,806
Sr. Unsec’d. Notes, 144A	1.400	04/30/28	EUR	70	71,006
Sr. Unsec’d. Notes, 144A	1.850	07/30/35	EUR	325	297,461
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	50	48,771

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	615	779,298
					1,684,079

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine 0.3%
Ukraine Government International Bond, Sr. Unsec’d. Notes	4.375%	01/27/32(d)	EUR	259	$80,020
United Kingdom 0.4%
Transport for London, Sr. Unsec’d. Notes, EMTN	3.875	07/23/42	GBP	100	104,028
United Kingdom Gilt, Bonds(k)	4.250	12/07/46	GBP	20	24,722
					128,750

Total Sovereign Bonds (cost $20,837,928)					18,072,787

	Shares
Unaffiliated Exchange-Traded Fund 0.5%
iShares Preferred & Income Securities ETF (cost $161,100)	5,000	156,100

Total Long-Term Investments (cost $31,318,624)		27,214,215

Short-Term Investment 2.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $590,982)(wj)	590,982	590,982

TOTAL INVESTMENTS 96.6% (cost $31,909,606)		27,805,197
Other assets in excess of liabilities(z) 3.4%		980,318

Net Assets 100.0%		$28,785,515

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
HUF—Hungarian Forint
ILS—Israeli Shekel
ITL—Italian Lira
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RON—Romanian Leu
SGD—Singapore Dollar
THB—Thai Baht
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BBSW—Australian Bank Bill Swap Reference Rate
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDOR—Canadian Dollar Offered Rate
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
COOIS—Colombia Overnight Interbank Reference Rate
CORRA—Canadian Overnight Repo Rate Average
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LP—Limited Partnership
M—Monthly payment frequency for swaps
MPLE—Maple Bonds
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OAT—Obligations Assimilables du Tresor
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
SSB—State Street Bank & Trust Company
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
TELBOR—Tel Aviv Interbank Offered Rate
THOR—Thai Overnight Repurchase Rate
TONAR—Tokyo Overnight Average Rate
UAG—UBS AG
WIBOR—Warsaw Interbank Offered Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $42,295. The aggregate value of $32,767 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
8	20 Year U.S. Treasury Bonds	Sep. 2023	$995,500	$(20,262)
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	132,219	(2,720)
				(22,982)
Short Positions:
1	2 Year U.S. Treasury Notes	Sep. 2023	203,031	2,960
15	5 Year Euro-Bobl	Sep. 2023	1,911,316	20,316

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Futures contracts outstanding at July 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
47	5 Year U.S. Treasury Notes	Sep. 2023	$5,020,555	$85,323
14	10 Year Euro-Bund	Sep. 2023	2,047,269	29,608
5	10 Year U.K. Gilt	Sep. 2023	616,842	5,714
12	10 Year U.S. Treasury Notes	Sep. 2023	1,336,875	18,840
7	10 Year U.S. Ultra Treasury Notes	Sep. 2023	818,891	20,412
20	British Pound Currency	Sep. 2023	1,605,125	(47,486)
136	Euro Currency	Sep. 2023	18,741,650	(423,213)
10	Euro Schatz Index	Sep. 2023	1,155,025	4,324
				(283,202)
				$(306,184)
Forward foreign currency exchange contracts outstanding at July 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 08/02/23	BNP	GBP	182	$238,609	$234,178	$—	$(4,431)
Chinese Renminbi,
Expiring 08/23/23	BNP	CNH	132	18,647	18,459	—	(188)
Colombian Peso,
Expiring 09/20/23	CITI	COP	34,431	7,596	8,654	1,058	—
Expiring 09/20/23	DB	COP	33,895	7,626	8,520	894	—
Czech Koruna,
Expiring 08/02/23	UAG	CZK	364	17,183	16,745	—	(438)
Expiring 08/31/23	DB	CZK	364	16,750	16,723	—	(27)
Euro,
Expiring 08/02/23	BOA	EUR	62	68,568	68,516	—	(52)
Expiring 08/02/23	SCB	EUR	202	222,454	222,131	—	(323)
Hungarian Forint,
Expiring 08/02/23	BNP	HUF	46,068	137,977	130,804	—	(7,173)
Expiring 08/31/23	BNP	HUF	46,068	130,075	129,807	—	(268)
Mexican Peso,
Expiring 09/20/23	BARC	MXN	886	49,884	52,412	2,528	—
Norwegian Krone,
Expiring 08/02/23	JPM	NOK	533	53,135	52,594	—	(541)
Expiring 08/31/23	SCB	NOK	533	52,676	52,653	—	(23)
Polish Zloty,
Expiring 08/02/23	GSI	PLN	463	117,021	115,698	—	(1,323)
Expiring 08/31/23	UAG	PLN	463	115,720	115,507	—	(213)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 09/20/23	CITI	KRW	82,993	$64,802	$65,143	$341	$—
Expiring 09/20/23	DB	KRW	38,673	29,968	30,355	387	—
				$1,348,691	$1,338,899	5,208	(15,000)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/02/23	BARC	AUD	127	$86,729	$85,335	$1,394	$—
Expiring 08/31/23	MSI	AUD	127	85,552	85,428	124	—
British Pound,
Expiring 08/02/23	BARC	GBP	532	676,758	683,386	—	(6,628)
Expiring 08/31/23	SSB	GBP	62	79,069	78,956	113	—
Canadian Dollar,
Expiring 08/02/23	BNP	CAD	519	394,013	393,748	265	—
Expiring 08/31/23	JPM	CAD	519	394,287	393,905	382	—
Chinese Renminbi,
Expiring 08/23/23	BOA	CNH	143	19,748	20,069	—	(321)
Expiring 08/23/23	GSI	CNH	203	28,912	28,466	446	—
Expiring 08/23/23	MSI	CNH	13,353	1,913,019	1,872,442	40,577	—
Expiring 08/23/23	MSI	CNH	144	20,307	20,150	157	—
Euro,
Expiring 08/02/23	BOA	EUR	73	78,941	79,890	—	(949)
Expiring 08/02/23	HSBC	EUR	44	49,201	48,121	1,080	—
Expiring 08/02/23	SSB	EUR	1,406	1,537,247	1,545,768	—	(8,521)
Expiring 08/31/23	SSB	EUR	1,227	1,351,632	1,350,769	863	—
Japanese Yen,
Expiring 08/02/23	BOA	JPY	112,108	785,587	788,267	—	(2,680)
Expiring 08/02/23	MSI	JPY	4,569	32,982	32,129	853	—
Expiring 08/31/23	SSB	JPY	116,678	824,587	824,461	126	—
New Zealand Dollar,
Expiring 08/02/23	DB	NZD	51	32,380	31,752	628	—
Expiring 08/31/23	BARC	NZD	51	31,810	31,754	56	—
Peruvian Nuevo Sol,
Expiring 09/20/23	DB	PEN	93	25,170	25,617	—	(447)
Romanian Leu,
Expiring 08/02/23	JPM	RON	78	17,630	17,280	350	—
Expiring 08/31/23	JPM	RON	78	17,293	17,265	28	—

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 09/20/23	TD	ZAR	250	$12,541	$13,930	$—	$(1,389)
Swiss Franc,
Expiring 08/02/23	BARC	CHF	62	72,044	71,010	1,034	—
Expiring 08/31/23	SCB	CHF	62	71,357	71,245	112	—
				$8,638,796	$8,611,143	48,588	(20,935)
						$53,796	$(35,935)
Credit default swap agreements outstanding at July 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/24	1.000%(Q)	EUR	700	$(9,313)	$(8,999)	$(314)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	70	(1,495)	(2,328)	833	BARC
					$(10,808)	$(11,327)	$519

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2023(4)	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
iTraxx.XO.39.V1	06/20/28	5.000%(Q)	EUR	3,300	3.802%	$(11,712)	$192,429	$204,141
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	175	12/03/25	2.500%(S)	6 Month BBSW(2)(S)/ 4.665%	$(4,997)	$(5,266)	$(269)
AUD	55	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.665%	(2,744)	(2,898)	(154)
AUD	350	12/03/29	2.700%(S)	6 Month BBSW(2)(S)/ 4.665%	21,367	(21,174)	(42,541)
AUD	150	05/09/32	3.140%(S)	6 Month BBSW(2)(S)/ 4.665%	(2)	(9,283)	(9,281)
AUD	165	07/19/32	3.130%(S)	6 Month BBSW(2)(S)/ 4.665%	(3)	(10,569)	(10,566)
AUD	50	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.665%	(4,292)	(4,666)	(374)
AUD	50	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.665%	(5,718)	(6,206)	(488)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	500	09/03/25	0.733%(S)	3 Month CDOR(2)(S)/ 5.500%	$(1)	$(39,987)	$(39,986)
CAD	200	12/03/28	2.600%(S)	3 Month CDOR(2)(S)/ 5.500%	1,060	(12,493)	(13,553)
CAD	5	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 5.000%	(26)	(72)	(46)
CAD	280	12/03/32	2.700%(S)	3 Month CDOR(2)(S)/ 5.500%	(11,980)	(22,685)	(10,705)
CAD	150	05/30/47	2.240%(S)	3 Month CDOR(2)(S)/ 5.500%	(6,832)	(30,736)	(23,904)
CAD	80	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 5.000%	(98)	(1,588)	(1,490)
CNH	800	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	2	309	307
CNH	800	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(1)	781	782
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	—	1,355	1,355
CNH	2,440	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	2	2,968	2,966
CNH	2,300	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(3)	3,362	3,365
CNH	2,600	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(1)	3,724	3,725
CNH	1,780	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(6)	3,999	4,005
CNH	2,500	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	—	3,300	3,300
CNH	3,900	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(3)	3,306	3,309
CNH	6,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(2)	4,648	4,650

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	2,880	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	$2	$(961)	$(963)
CNH	5,039	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(4)	6,841	6,845
CNH	11,480	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	13	17,551	17,538
CNH	1,270	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(5)	2,854	2,859
CNH	4,300	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	—	575	575
CNH	3,005	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	—	9,919	9,919
CNH	3,600	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	3,440	3,805	365
CNH	3,500	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	—	486	486
COP	690,000	04/20/26	4.190%(Q)	1 Day COOIS(2)(Q)/ 12.261%	—	(17,927)	(17,927)
CZK	3,300	06/29/27	1.175%(A)	6 Month PRIBOR(2)(S)/ 7.100%	(3,940)	(18,755)	(14,815)
GBP	60	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/ 4.930%	1,520	3,407	1,887
GBP	50	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 4.930%	1,705	(11,187)	(12,892)
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(2)(A)/ 4.930%	7,969	(52,701)	(60,670)
GBP	235	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 4.930%	(68,623)	(75,271)	(6,648)
GBP	160	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 4.930%	(50,975)	(63,080)	(12,105)
GBP	100	09/30/40	0.262%(A)	1 Day SONIA(2)(A)/ 4.930%	(3,713)	(62,415)	(58,702)
GBP	525	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.930%	117,134	(273,045)	(390,179)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	50	05/08/47	1.250%(A)	1 Day SONIA(1)(A)/ 4.930%	$2,883	$26,612	$23,729
GBP	80	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/ 4.930%	(1)	(62,780)	(62,779)
JPY	301,250	12/20/24	0.126%(S)	1 Day TONAR(2)(S)/ (-0.061)%	(671)	1,285	1,956
JPY	46,500	07/04/28	0.282%(S)	1 Day TONAR(2)(S)/ (-0.061)%	(354)	(2,626)	(2,272)
JPY	100,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/ (-0.061)%	3	(17,438)	(17,441)
JPY	57,765	12/03/28	0.200%(S)	1 Day TONAR(2)(S)/ (-0.061)%	(7)	(6,106)	(6,099)
JPY	10,000	07/08/30	(0.050)%(A)	1 Day TONAR(2)(A)/ (-0.061)%	(2,045)	(3,038)	(993)
JPY	10,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)/ (-0.061)%	(2,753)	(4,236)	(1,483)
JPY	40,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ (-0.061)%	(21,377)	(19,227)	2,150
JPY	70,000	12/22/36	0.641%(S)	1 Day TONAR(2)(S)/ (-0.061)%	(1,578)	(25,415)	(23,837)
JPY	95,000	07/26/37	0.676%(S)	1 Day TONAR(2)(S)/ (-0.061)%	(1,811)	(35,563)	(33,752)
JPY	25,000	07/08/38	0.200%(A)	1 Day TONAR(1)(A)/ (-0.061)%	16,609	21,261	4,652
JPY	35,000	02/06/40	0.223%(S)	1 Day TONAR(2)(S)/ (-0.061)%	(186)	(36,137)	(35,951)
JPY	45,000	12/22/41	0.731%(S)	1 Day TONAR(2)(S)/ (-0.061)%	(1,194)	(27,488)	(26,294)
JPY	90,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)/ (-0.061)%	(234)	(61,118)	(60,884)
JPY	20,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ (-0.061)%	(18,967)	(25,893)	(6,926)
KRW	400,000	04/28/24	2.725%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	(778)	(2,609)	(1,831)
KRW	75,700	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	—	(5,677)	(5,677)
KRW	184,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	—	(21,706)	(21,706)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	100,000	04/28/32	2.820%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	$(1,961)	$(4,241)	$(2,280)
MXN	4,020	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.508%	565	(1,374)	(1,939)
PLN	515	04/27/31	1.788%(A)	6 Month WIBOR(2)(S)/ 6.600%	—	(24,145)	(24,145)
SGD	140	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.550%	—	(14,588)	(14,588)
THB	4,200	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/ 1.986%	—	(12,432)	(12,432)
	3,460	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(11,354)	(11,354)
	6,780	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(6,603)	(6,603)
	4,453	04/22/25	3.595%(T)	1 Day SOFR(1)(T)/ 5.310%	(8,526)	40,993	49,519
					$(52,138)	$(1,011,418)	$(959,280)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	500	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	$1,711	$(1)	$1,712	CITI
ILS	450	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)/ 4.850%	(20,976)	(4)	(20,972)	GSI
KRW	850,000	01/06/27	1.800%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	(40,328)	(8)	(40,320)	CITI
MYR	1,000	11/27/23	3.900%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	444	(2)	446	CITI
MYR	200	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	(1,445)	—	(1,445)	MSI

PGIM International Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
MYR	200	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	$(2,034)	$—	$(2,034)	MSI
MYR	100	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	(55)	(1)	(54)	CITI
					$(62,683)	$(16)	$(62,667)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).